Updating Summary Prospectus dated May 1, 2026 For Current Policy Owners

PRINCIPAL® FLEXIBLE VARIABLE LIFE
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company through its
Principal Life Insurance Company Variable Life Separate Account

You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider about the Policy. This Updating Summary Prospectus is only for the use of current Policy owners.
The statutory prospectus is also available to you and contains more information about the Policy, including its features, benefits, and risks. You can find the current statutory prospectus, Statement of Additional Information ("SAI"), and other information about the Policy, as well as information about the Underlying Funds online at www.principal.com/FlexibleVLReport. You can also obtain this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com. For additional questions about your Policy, please contact your registered representative.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s ("SEC's") staff and is available at Investor.gov.

Updating Summary Prospectus Contents

Special Terms	2
Updated Information about Your Policy	2
Important Information You Should Consider about the Policy	2
Appendix: Underlying Funds Available under the Policy	5

Special Terms
The terms defined below are used throughout this prospectus.

Company (and we, us, our) - Principal Life Insurance Company.

Data Pages - the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time which reflect the current status of your Policy.

Division – a part of the Separate Account which invests in shares of a corresponding Underlying Fund. The "Money Market Division" refers to the Fidelity VIP Government Money Market Division.

Face Amount – the amount used to determine the death benefit.

Insured – the person named as the insured on the Data Pages.

Owner – the person, including joint Owner, who owns all the rights and privileges of this Policy.

Policy Date – the date from which Monthly Dates, Policy Years and policy anniversaries are determined.

Separate Account - the Principal Life Insurance Company Variable Life Separate Account, an account established by us which has Divisions to which Net Premiums may be allocated under the Policy.

Underlying Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.

you, your – the Owner of the Policy.
Updated Information about Your Policy
This is a summary of certain Policy features that have changed since the Statutory Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Policy.
Portfolio Companies
•Prior to December 1, 2025, the name of the Nomura VIP Small Cap Value Series was the Macquarie VIP Small Cap Value Series.
•Prior to May 1, 2026, the name of the LVIP Avantis Large Cap Value Fund was the LVIP American Century Disciplined Core Value Fund.
•Prior to May 1, 2026, the name of the TOPS ® Managed Risk Moderately Aggressive ETF Portfolio was the TOPS ® Managed Risk Growth ETF Portfolio
•Prior to May 1, 2026, the name of the TOPS ® Managed Risk Moderate Growth ETF Portfolio was the TOPS ® Managed Risk Moderate Growth ETF Portfolio.

2

Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
Guaranteed Maximum: $26.96 per $1,000 of Face Amount (2.96%).
"Face Amount" refers to the amount used to determine the death benefit. If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $2,696 on a Policy with a Face Amount of $100,000. Surrender charges decline over time. Partial surrenders are not subject to the surrender charge, but are assessed a transaction fee.
SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Transaction Charges
In addition to surrender charges, you may be charged for other transactions, including a sales charge and taxes assessed on each premium paid, a transaction fee for unscheduled partial surrenders, a transaction charge for partial surrenders, and transfer fees.
SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy, as well as interest for any Loan Indebtedness. Certain fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view your Data Pages for rates applicable to you. "Data Pages" are the pages of the Policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Periodic Charges Other Than Annual Underlying Fund Expenses CHARGES AND DEDUCTIONS APPENDIX - Underlying Funds Available Under the Policy
	Investors will also bear expenses associated with the Underlying Funds, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.20%	2.50%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., the Underlying Funds). . Each investment option (including the Fixed Account) has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Policy Lapse
When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, failure to pay sufficient premiums, and unpaid policy loans and loan interest will increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse) POLICY TERMINATION AND REINSTATEMENT

3

RESTRICTIONS		Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund), certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers from the Fixed Account are subject to significant limitations. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers
We reserve the right to remove or substitute Underlying Funds as investment options.

Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.
GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights GENERAL DESCRIPTION OF THE POLICY - Material State Variations GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OTHER BENEFITS AVAILABLE UNDER THE POLICY
	Withdrawals may significantly reduce the value of a benefit.	OPTIONAL BENEFITS UNDER THE POLICY
Not all of the options described in the prospectus are available or approved for use in every state.

Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.
GENERAL DESCRIPTION OF THE POLICY - Material State Variations GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations

TAXES	Location in Statutory Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
TAX ISSUES RELATED TO THE POLICY

4

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy rather than continue to own an existing policy.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest

5

APPENDIX A

UNDERLYING FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/FlexibleVLReport. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to lifeinsurance@principal.com.

The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations in the statutory prospectus.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Large U.S. Equity	Allspring Variable Trust Allspring VT Discovery All Cap Growth Fund Class 2 [1]	Allspring Funds Management LLC/ Allspring Global Investments, LLC	1.04%	15.27%	6.04%	13.57%
Asset Allocation	Allspring Variable Trust Allspring VT Index Asset Allocation Fund Class 2 [1]	Allspring Funds Management LLC/ Allspring Global Investments, LLC	1.12%	11.48%	7.54%	8.99%
Asset Allocation	American Funds Insurance Series® American Funds ® Global Balanced Fund Class 2 [1]	Capital Research and Management Company	0.76%	17.14%	6.11%	7.69%

Large U.S. Equity	American Funds Insurance Series® Growth Fund Class 2	Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
International Equity	American Funds Insurance Series® EUPAC Fund Class 2 [1,9]	Capital Research and Management Company	0.72%	26.77%	3.40%	7.00%
International Equity	American Funds Insurance Series® New World Fund ® Class 2 [1]	Capital Research and Management Company	0.82%	28.29%	5.33%	9.25%
Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 2 [1]	Capital Research and Management Company	0.50%	17.21%	13.89%	12.36%
Small/Mid U.S. Equity	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1]	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.05%	9.81%	9.39%	8.51%
Large U.S. Equity	Calvert Variable Trust, Inc. CVT S&P 500 Index Portfolio [1,4]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.28%	17.5%	14.09%	14.47%
International Equity	Columbia Funds Variable Insurance Trust Acorn International Fund 1,2,B	Columbia Wanger Asset Management, LLC	1.09%	12.76%	-1.00%	4.31%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%

Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Equity-Income Portfolio SM Initial Class	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.46%	19.02%	12.51%	11.60%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Growth Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	14.63%	13.42%	17.16%

Fixed Income	Fidelity® Variable Insurance Products Trust I Fidelity® VIP High Income Portfolio Initial Class	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.73%	10.31%	4.00%	5.34%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Initial Class	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.64%	21.42%	15.26%	15.66%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Extended Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.37%	12.03%	7.75%

International Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP International Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.41%	32.82%	7.76%	6.79%
Asset Allocation	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Total Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.36%	16.86%	12.86
Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2 [3]	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%

Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.35%	4.03%	3.02%	1.95%
Small/Mid U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Small Cap Value VIP Fund Class 2 [1]	Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 2 [1]	Templeton Asset Management, Ltd.	0.75%	15.73%	-0.96%	-0.15%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Franchise Fund Series I	Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Value Fund Series I	Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Core Equity Fund Series I	Invesco Advisers, Inc.	0.80%	16.17%	12.81%	11.73%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
Other - Health	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series I	Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%

Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Mid Cap Fund Series II	Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Small Cap Equity Fund Series I	Invesco Advisers, Inc.	0.96%	8.05%	7.32%	9.55%
Other - Technology	Invesco Variable Insurance Funds Invesco V.I. Technology Fund Series I	Invesco Advisers, Inc.	0.96%	20.47%	10.30%	15.78%
International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1]	Janus Henderson Investors US LLC	0.99%	17.26%
Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Other - Technology	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Mid Cap Portfolio Class I	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	0.82%	4.35%	4.50%	7.50%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP Avantis Large Cap Value Fund Standard Class II [6]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.71%	14.86%	8.78%	10.39%

Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust American Century Mid Cap Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	1.01%	8.83%	8.72%	8.96%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Ultra Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.90%	12.67%	11.52%	17.00%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.86%	15.85%	11.47%	10.07%
Small/Mid U.S. Equity	Lord Abbett Series Fund, Inc. Developing Growth Portfolio Class VC [1]	Lord Abbett	1.27%	14.59%	-1.17%	11.03%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1]	Massachusetts Financial Services Company	1.12%	12.56%	-0.54%	10.46%

Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® Blended Research Small Cap Equity Portfolio Service Class [1]	Massachusetts Financial Services Company	0.83%	5.49%	6.62%	8.82%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class [1]	Massachusetts Financial Services Company	1.04%	5.75%	9.90%	9.69%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class	Massachusetts Financial Services Company	1.13%	2.88%	8.22%	10.30%
Small/Mid U.S. Equity	Nomura Funds Ivy Variable Insurance Portfolios/Nomura VIP Small Cap Value Service Class [1,5]	Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Balanced ETF Portfolio Class 2	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.76%	9.03%	3.83%	4.92%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderately Aggressive ETF Portfolio Class 2 [7]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.75%	11.65%	5.36%	6.13%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderate ETF Portfolio Class 2 [8]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.75%	10.36%	4.74%	5.72%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	-0.48%	2.36%

Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Account Class 1	Principal Global Investors, LLC	0.24%	12.46%	5.93%	7.51%
International Equity	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1	Principal Global Investors, LLC	0.86%	32.36%	7.40%	8.08%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1	Principal Global Investors, LLC	0.48%	15.50%	10.21%	11.51%
International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1	Principal Global Investors, LLC	1.12%	37.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	-0.23%	1.26%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1]	Principal Global Investors, LLC/ Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 1	Principal Global Investors, LLC	0.20%	17.62%	14.14%	14.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 1	Principal Global Investors, LLC	0.53%	1.78%	8.33%	12.58%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 1	Principal Global Investors, LLC	0.63%	13.52%	13.82%	14.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%

Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2060 Account Class 1	Principal Global Investors, LLC	0.61%	17.68%	8.97%	10.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime Strategic Income Account Class 1	Principal Global Investors, LLC	0.48%	10.45%	3.48%	4.98%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 1	Principal Global Investors, LLC/ Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 1	Principal Global Investors, LLC	0.84%	15.10%	6.29%	9.57%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 1	Principal Global Investors, LLC	0.68%	14.00%	7.27%	8.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 1	Principal Global Investors, LLC	0.67%	11.69%	5.04%	6.39%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 1	Principal Global Investors, LLC	0.72%	15.56%	9.00%	9.94%

Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 1	Principal Global Investors, LLC	0.64%	9.96%	3.57%	5.12%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 1	Principal Global Investors, LLC	0.75%	16.86%	10.16%	10.96%
Large U.S. Equity	Putnam Variable Trust Putnam VT Large Cap Growth Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	0.88%	14.34%	13.44%	17.66%
Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Growth Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.12%	8.80%	6.18%	11.45%
Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Value Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.02%	5.27%	10.99%	9.13%
Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Class S	VanEck Associates Corporation	1.32%	36.17%	10.24%	8.06%

1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. Prior to June 2, 2025, the name of this fund was the Wanger Acorn International Fund.
3. This Fund became available for investment on May 31, 2025.
4. This Fund is not available to new investors after April 25, 2014.
5. Prior to December 1, 2025, the name of this fund was the Macquarie VIP Small Cap Value Series.
6. Prior to May 1, 2026, the name of this fund was the LVIP American Century Disciplined Core Value Fund.
7. Prior to May 1, 2026, the name of this fund was the TOPS ® Managed Risk Growth ETF Portfolio.
8. Prior to May 1, 2026, the name of this fund was the TOPS ® Managed Risk Moderate Growth ETF Portfolio.
9. Prior to May 1, 2026, the name of this fund was the American Funds Insurance Series International Fund.

EDGAR Contract Identifier: C000004351